Average Annual Total Returns - FidelityAdvisorLimitedTermBondFund-AMCIZPRO - FidelityAdvisorLimitedTermBondFund-AMCIZPRO - Fidelity Advisor Limited Term Bond Fund	Oct. 30, 2024
Fidelity Advisor Limited Term Bond Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	3.04%
Past 5 years	1.08%
Past 10 years	1.17%
Fidelity Advisor Limited Term Bond Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.15%
Past 5 years	0.37%
Past 10 years	0.47%
Fidelity Advisor Limited Term Bond Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.78%
Past 5 years	0.53%
Past 10 years	0.59%
Fidelity Advisor Limited Term Bond Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	4.05%
Past 5 years	0.86%
Past 10 years	0.83%
Fidelity Advisor Limited Term Bond Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	2.94%
Past 5 years	1.06%
Past 10 years	1.16%
Fidelity Advisor Limited Term Bond Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	6.25%
Past 5 years	1.91%
Past 10 years	1.71%
Fidelity Advisor Limited Term Bond Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	6.33%
Past 5 years	2.04%
Since Inception	2.06%	[1]
LB087
Average Annual Return:
Past 1 year	4.89%
Past 5 years	1.54%
Past 10 years	1.43%
F1871
Average Annual Return:
Past 1 year	5.63%
Past 5 years	2.01%
Past 10 years	1.83%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%

[1]	A From October 2, 2018 .